Derivative Financial Instruments - Schedule of Outstanding Notional Balances and Fair Values of Outstanding Derivative Positions (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay Fixed Interest Rate Swap
Derivatives Fair Value [Line Items]
Outstanding Notional Balance	[1]			$ 100,000
Asset Derivative Fair Value	[1]			216
Liability Derivative Fair Value	[1]			$ 8
Pay Rate	[1],[2]	0.20%	0.20%	0.20%
Remaining Term	[1],[3]	3 years 4 months 24 days	3 years 8 months 12 days	4 years 8 months 12 days
Pay Fixed Interest Rate Swap | Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Receive rate index description	[1],[2]	USD FedFunds-H.15	USD FedFunds-H.15	USD FedFunds-H.15
Commercial Loan Interest Rate Swaps
Derivatives Fair Value [Line Items]
Outstanding Notional Balance		$ 324,819	$ 155,174	$ 130,610
Asset Derivative Fair Value		3,873	389	487
Liability Derivative Fair Value		3,909	389	279
Commercial Loan Interest Rate Swaps | Loan Customer Counterparty | Not Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Outstanding Notional Balance		141,540	77,587	15,305
Asset Derivative Fair Value				$ 271
Liability Derivative Fair Value		$ 3,872	$ 389
Receive Rate	[2]	4.48%	4.21%	4.39%
Remaining Term	[3]	5 years 4 months 24 days	7 years 7 months 6 days	9 years 9 months 18 days
Commercial Loan Interest Rate Swaps | Financial Institution Counterparty | Not Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Outstanding Notional Balance		$ 141,540	$ 77,587	$ 15,305
Asset Derivative Fair Value		$ 3,872	$ 389
Liability Derivative Fair Value				$ 271
Pay Rate	[2]	4.48%	4.21%	4.39%
Receive Rate	[2]		4.21%
Remaining Term	[3]	5 years 4 months 24 days	7 years 7 months 6 days	9 years 9 months 18 days
Risk Participation Agreements Purchased [Member]
Derivatives Fair Value [Line Items]
Outstanding Notional Balance		$ 11,739
Asset Derivative Fair Value		$ 1
Remaining Term	[3]	3 years
Risk Participation Agreements Sold [Member]
Derivatives Fair Value [Line Items]
Outstanding Notional Balance		$ 30,000
Liability Derivative Fair Value		$ 37
Remaining Term	[3]	5 years

[1]	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
[2]	Weighted average rate.
[3]	Weighted average life (in years).